UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21184

BlackRock Florida Municipal 2020 Term Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Florida Municipal 2020 Term Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end: December 31, 2005

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2005

BlackRock Florida Municipal 2020 Term Trust (BFO)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—148.4%
			Florida—126.2%
NR	$ 1,320		Brandy Creek Cmnty. Dev. Dist. Spl. Assmt., Ser. B, 5.40%, 5/01/09	No Opt. Call	$ 1,332,302
AAA	6,150	[3]	Brd. of Ed., GO, Ser. J, 5.00%, 6/01/24, AMBAC	06/13 @ 101	6,517,340
NR	4,785		Crossings at Fleming Island Cmnty. Dev. Dist., 6.75%, 10/01/25	10/09 @ 102	4,963,481
AAA	1,095		Deltona Util. Sys., 5.00%, 10/01/23, MBIA	10/13 @ 100	1,156,966
BBB	4,000		Escambia Cnty. Env. Impvt., 5.75%, 11/01/27	No Opt. Call	4,116,800
AAA	566		Escambia Cnty. Hlth. Facs. Auth., 5.95%, 7/01/20, AMBAC	No Opt. Call	609,630
BBB+	1,955		Hillsborough Cnty. Ind. Dev. Auth., PCR, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	2,054,373
AAA	1,000		Hillsborough Cnty. Sch. Brd., 5.00%, 7/01/27, MBIA	07/13 @ 100	1,043,590
AA	1,000		Lakeland Wtr. & Wstwtr., 5.00%, 10/01/27	10/12 @ 100	1,043,710
AAA	3,000		Lee Cnty. Transp. Fac., Ser. B, 5.00%, 10/01/22, AMBAC	10/14 @ 100	3,194,310
			Marco Island Util. Sys.,
AAA	2,000		5.00%, 10/01/22, MBIA	10/13 @ 100	2,117,380
AAA	1,375		5.00%, 10/01/23, MBIA	10/13 @ 100	1,452,811
AAA	1,000		5.25%, 10/01/21, MBIA	10/13 @ 100	1,089,750
BB+	2,500		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	2,804,775
			Miami Dade Cnty.,
AAA	10,000		Ser. A, Zero Coupon, 10/01/20, MBIA	04/08 @ 52.398	4,687,800
AAA	7,560		Ser. B, Zero Coupon, 10/01/32, MBIA	04/08 @ 26.494	1,731,769
AAA	4,695		Miami Dade Cnty. Edl. Facs. Auth. Rev., Univ. Miami Proj., Ser. A, 5.00%, 4/01/24, AMBAC	04/14 @ 100	4,967,733
AAA	5,365		Miami Dade Cnty. Spec. Oblig. Rev., Ser. A, Zero Coupon, 10/01/19, MBIA	04/08 @ 55.413	2,674,077
AAA	4,000		Mun. Loan Council, Ser. A, Zero Coupon, 4/01/20, MBIA	No Opt. Call	2,081,360
NR	3,740		No. Palm Beach Cnty. Impvt. Dist. Wtr. Ctrl. & Impvt. Unit Dev. 43, 6.10%, 8/01/21	08/11 @ 101	3,904,111
A+	4,450		Orange Cnty. Hlth. Facs. Auth., Hosp. Adventist Hlth. Sys. Proj., 5.625%, 11/15/32	11/12 @ 101	4,758,741
AAA	6,500		Palm Beach Cnty. Sch. Brd., COP, Ser. D, 5.00%, 8/01/28, FSA	08/12 @ 100	6,758,375
			Palm Coast Util. Sys.,
AAA	1,770		5.00%, 10/01/22, MBIA	10/13 @ 100	1,873,881
AAA	1,485		5.00%, 10/01/23, MBIA	10/13 @ 100	1,569,036
AAA	1,500		5.00%, 10/01/24, MBIA	10/13 @ 100	1,583,850
AAA	2,760		Polk Cnty. Util. Sys., 5.00%, 10/01/23, FGIC	10/13 @ 100	2,916,188
NR	4,765		Sterling Hill Cmnty. Dev. Dist., 6.10%, 5/01/23	05/13 @ 101	4,929,726
NR	2,765		Stevens Plantation Impvt. Proj., 6.375%, 5/01/13	No Opt. Call	2,848,282
NR	1,220		Sumter Cnty. Indl. Dev. Auth. No. Sumter Util. Co. LLC Proj., 6.80%, 10/01/32	10/09 @ 100	1,282,464
			Tohopekaliga Wtr. Auth.,
AAA	3,630		Ser. A, 5.00%, 10/01/21, FSA	10/13 @ 100	3,848,090
AAA	3,810		Ser. A, 5.00%, 10/01/22, FSA	10/13 @ 100	4,028,275
AAA	2,000		Ser. A, 5.00%, 10/01/23, FSA	10/13 @ 100	2,113,180
AAA	1,975		Ser. B, 5.00%, 10/01/22, FSA	10/13 @ 100	2,088,148
AAA	1,180		Ser. B, 5.00%, 10/01/23, FSA	10/13 @ 100	1,246,776
NR	1,927		Vlg. Cmnty. Dev. Dist. Spl. Assmt. Rev. No. 5, Ser. A, 6.00%, 5/01/22	05/13 @ 101	2,015,411
			Vlg. Ctr. Cmnty. Dev. Dist.,
AAA	5,000		5.25%, 10/01/23, MBIA	10/13 @ 101	5,438,750
NR4	2,000		Ser. B, 6.35%, 1/01/18	01/14 @ 100	2,126,660

					104,969,901

			Puerto Rico—22.2%
			Children’s Trust Fund Tobacco Settlement Rev.,
BBB	2,015		5.50%, 5/15/39	05/12 @ 100	2,085,686
BBB	10,500		5.625%, 5/15/43	05/12 @ 100	10,911,705
			Pub. Fin. Corp., Ser. E,
Aaa	3,740	[3]	5.50%, 2/01/12	N/A	4,142,873
BBB-	1,260		5.50%, 8/01/29	02/12 @ 100	1,357,285

					18,497,549

			Total Long-Term Investments (cost $117,678,809)		123,467,450

BlackRock Florida Municipal 2020 Term Trust (BFO) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			SHORT-TERM INVESTMENTS—7.2%
			Florida—5.0%
A-1+	$ 670	[6]	Jacksonville Hlth. Facs. Hosp., Variable Baptist Med. Ctr. Proj., 2.80%, 10/03/05, FRDD	$ 670,000
A-1+	3,500	[6]	Pinellas Cnty. Hlth. Fac. Auth., 2.83%, 10/03/05, AMBAC, FRDD	3,500,000

				4,170,000

			Puerto Rico—1.5%
A-1	300	[6]	Gov’t. Dev. Bank, 2.48%, 10/05/05, MBIA, FRWD	300,000
A-1	950	[6]	Hwy. & Transp. Auth. Transp. Rev., Ser. A, 2.72%, 10/05/05, AMBAC, FRWD	950,000

				1,250,000

	Shares
	(000)

			Money Market Fund—0.7%
	550		AIM Tax Free Investment Co. Cash Reserve Portfolio	550,000

			Total Short-Term Investments (cost $5,970,000)	5,970,000

			Total Investments—155.6% (cost $123,648,8097)	$129,437,450
			Other assets in excess of liabilities—3.2%	2,691,920
			Preferred shares at redemption value, including dividends payable—(58.8)%	(48,916,682)

			Net Assets Applicable to Common Shareholders—100%	$ 83,212,688

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security, or a portion thereof, pledged as collateral with a value of $1,076,397 on 165 short U.S. Treasury Note futures contracts expiring December 2005 and 60 short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on September 30, 2005 was $25,001484, with an unrealized gain of $373,746.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[6]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2005.
[7]	Cost for Federal tax purposes is $123,635,046. The net unrealized appreciation on a tax basis is $5,802,404, consisting of $5,802,404 gross unrealized appreciation and $0 unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand	PCR	—	Pollution Control Revenue
FRWD	—	Floating Rate Weekly Demand

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Florida Municipal 2020 Term Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: November 18, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 18, 2005

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 18, 2005